Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
Long-Term Debt	¥ 3,858,874	¥ 4,061,534
Weighted average rate	1.60%	2.00%
Banks Fixed Rate
Debt Instrument [Line Items]
Long-Term Debt	416,417	339,565
Weighted average rate	2.30%	2.60%
Minimum maturity date	2015	2014
Maximum maturity date	2030	2025
Banks Floating Rate
Debt Instrument [Line Items]
Long-Term Debt	1,475,384	1,233,059
Weighted average rate	1.10%	1.10%
Minimum maturity date	2015	2014
Maximum maturity date	2030	2027
Insurance Companies And Others Fixed Rate
Debt Instrument [Line Items]
Long-Term Debt	287,403	280,729
Weighted average rate	1.40%	1.60%
Minimum maturity date	2015	2014
Maximum maturity date	2024	2023
Insurance Companies And Others Floating Rate
Debt Instrument [Line Items]
Long-Term Debt	251,021	246,055
Weighted average rate	0.70%	0.90%
Minimum maturity date	2017	2014
Maximum maturity date	2028	2028
Unsecured Bonds
Debt Instrument [Line Items]
Long-Term Debt	1,128,788	1,173,902
Weighted average rate	1.90%	1.80%
Minimum maturity date	2015	2014
Maximum maturity date	2024	2021
Unsecured Convertible Bonds With Stock Acquisition Rights
Debt Instrument [Line Items]
Long-Term Debt		50,289
Weighted average rate		1.00%
Maturity date		2014
Unsecured Notes Under Medium Term Note Program
Debt Instrument [Line Items]
Long-Term Debt	46,034	58,169
Weighted average rate	3.20%	2.90%
Minimum maturity date	2016	2014
Maximum maturity date	2018	2018
Payables Under Securitized Lease Receivables
Debt Instrument [Line Items]
Long-Term Debt	122,723	160,163
Weighted average rate	0.80%	0.90%
Minimum maturity date	2018	2014
Maximum maturity date	2019	2019
Payables Under Securitized Loan Receivables And Investment In Securities
Debt Instrument [Line Items]
Long-Term Debt	¥ 131,104	¥ 519,603
Weighted average rate	4.10%	4.90%
Minimum maturity date	2018	2014
Maximum maturity date	2040	2039